Long-term assets - E.3 Leases (Details) - USD ($) $ in Millions		4 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Right-of-Use Assets [Roll Forward]
Opening balance, net	[1]		$ 1,012
Change in scope			0	$ 212
Additions		$ 30	86	102
Modifications			(8)	11
Impairments			(1)	(1)
Disposals			(12)	(10)
Depreciation			(155)	(141)
Asset retirement obligations			0	0
Transfers			4	1
Transfers to/from assets held for sale				(9)
Exchange rate movements			(32)	(10)
Closing balance, net		1,012 [1]	895	1,012	[1]
Gains or losses arising from sale and leaseback transactions			0	5		$ 61
Income from tower deal transactions			0	22		141
Colombia
Right-of-Use Assets [Roll Forward]
Decrease in lease liabilities			45
Decrease in right-of-use assets			45
Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net			148
Change in scope			0	3
Additions			41	25
Modifications			9	6
Impairments			(1)	(1)
Disposals			(10)	(4)
Depreciation			(38)	(35)
Asset retirement obligations			0	0
Transfers			0	0
Transfers to/from assets held for sale				(1)
Exchange rate movements			(3)	0
Closing balance, net		148	147	148
Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net			101
Change in scope			0	58
Additions			2	4
Modifications			10	(2)
Impairments			0	0
Disposals			(1)	(4)
Depreciation			(17)	(16)
Asset retirement obligations			1	0
Transfers			0	0
Transfers to/from assets held for sale				(5)
Exchange rate movements			(2)	(2)
Closing balance, net		101	93	101
Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net			729
Change in scope			0	130
Additions			23	67
Modifications			(27)	7
Impairments			0	0
Disposals			0	(1)
Depreciation			(88)	(86)
Asset retirement obligations			0	0
Transfers			(2)	1
Transfers to/from assets held for sale				(3)
Exchange rate movements			(27)	(7)
Closing balance, net		729	607	729
Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net			15
Change in scope			0	13
Additions			18	2
Modifications			(1)	0
Impairments			0	0
Disposals			(1)	0
Depreciation			(8)	0
Asset retirement obligations			0	0
Transfers			5	0
Transfers to/from assets held for sale				0
Exchange rate movements			0	0
Closing balance, net		15	31	15
Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net			16
Change in scope			0	8
Additions			1	1
Modifications			0	0
Impairments			0	0
Disposals			0	0
Depreciation			(1)	(2)
Asset retirement obligations			0	0
Transfers			0	0
Transfers to/from assets held for sale				0
Exchange rate movements			0	0
Closing balance, net		16	14	16
Other
Right-of-Use Assets [Roll Forward]
Opening balance, net			3
Change in scope			0	0
Additions			1	1
Modifications			0	0
Impairments			0	0
Disposals			0	0
Depreciation			(2)	(2)
Asset retirement obligations			(1)	0
Transfers			1	0
Transfers to/from assets held for sale				0
Exchange rate movements			0	0
Closing balance, net		3	2	3
Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net			1,250
Closing balance, net		1,250	1,238	1,250
Cost or valuation | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net			181
Closing balance, net		181	206	181
Cost or valuation | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net			119
Closing balance, net		119	127	119
Cost or valuation | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net			905
Closing balance, net		905	839	905
Cost or valuation | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net			18
Closing balance, net		18	42	18
Cost or valuation | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net			19
Closing balance, net		19	18	19
Cost or valuation | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net			8
Closing balance, net		8	6	8
Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net			(238)
Closing balance, net		(238)	(343)	(238)
Accumulated depreciation and impairment | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net			(34)
Closing balance, net		(34)	(59)	(34)
Accumulated depreciation and impairment | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net			(18)
Closing balance, net		(18)	(34)	(18)
Accumulated depreciation and impairment | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net			(176)
Closing balance, net		(176)	(232)	(176)
Accumulated depreciation and impairment | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net			(2)
Closing balance, net		(2)	(12)	(2)
Accumulated depreciation and impairment | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net			(3)
Closing balance, net		(3)	(4)	(3)
Accumulated depreciation and impairment | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net			(5)
Closing balance, net		(5)	(3)	(5)
Increase (decrease) due to application of IFRS 16
Right-of-Use Assets [Roll Forward]
Opening balance, net			1,012	856
Closing balance, net		1,012		1,012		856
Increase (decrease) due to application of IFRS 16 | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net			148	154
Closing balance, net		148		148		154
Increase (decrease) due to application of IFRS 16 | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net			101	67
Closing balance, net		101		101		67
Increase (decrease) due to application of IFRS 16 | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net			729	623
Closing balance, net		729		729		623
Increase (decrease) due to application of IFRS 16 | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net			16	0
Closing balance, net		16		16		0
Increase (decrease) due to application of IFRS 16 | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net			15	9
Closing balance, net		15		15		9
Increase (decrease) due to application of IFRS 16 | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net			$ 3	4
Closing balance, net		$ 3		$ 3		$ 4

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).